Post-retirement benefits - Summary of amount recognised in balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	$ (551)	$ (658)	$ (723)
Effect of asset ceiling	(66)	(50)
Deficits	(1,056)	(1,063)
Surpluses	505	405
Net surplus/(deficit) on pension plans	21	(82)
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	21	(82)
Effect of asset ceiling	(66)
Deficits	(484)
Surpluses	505
Net surplus/(deficit) on pension plans	21
Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(572)	(576)
Effect of asset ceiling	0
Deficits	(572)
Surpluses	0
Net surplus/(deficit) on pension plans	0
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(572)	(576)
Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(572)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	10,572	10,155	11,138
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	10,572	10,155
Plan assets | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(11,057)	(10,763)	$ (11,795)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,485)	(10,187)
Present value of defined benefit obligation | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(572)	(576)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,143)	(9,840)
Present value of defined benefit obligation | Funded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,143)
Present value of defined benefit obligation | Funded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	0
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(914)	$ (923)
Present value of defined benefit obligation | Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(342)
Present value of defined benefit obligation | Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	$ (572)